Business Segment Information - external customers by geographic region (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Segment Information
Revenue from external customers	$ 54,944	$ 63,689	$ 71,291
Canada
Business Segment Information
Revenue from external customers	39,066	47,537	56,609
Africa
Business Segment Information
Revenue from external customers	3,557	3,974	3,971
Americas, excluding Canada
Business Segment Information
Revenue from external customers	1,860	1,541	5,263
Asia
Business Segment Information
Revenue from external customers	1,434	4,951	286
Europe
Business Segment Information
Revenue from external customers	$ 9,027	$ 5,686	$ 5,162